Income Taxes - Additional Information (Details) ¥ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥) ¥ / shares	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥) ¥ / shares	Aug. 31, 2015 CNY (¥) ¥ / shares	Aug. 31, 2014 CNY (¥)
Income Taxes [Line Items]
Income tax provision		¥ 40,970,000	$ 6,218	¥ 17,889,000	¥ (29,317,000)
Assessable income		¥ 232,779,000	$ 35,330	20,805,000	¥ (69,229,000)
Foreign Country
Income Taxes [Line Items]
Description of uncertain income tax position		An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Foreign Country | Inland Revenue, Hong Kong | Time Education China Holding Limited
Income Taxes [Line Items]
Corporate income tax rate, Percent		16.50%	16.50%
Income tax provision		¥ 0		0
Assessable income		¥ 0		¥ 0
Foreign Country | State Administration of Taxation, PRC
Income Taxes [Line Items]
Corporate income tax rate, Percent		25.00%	25.00%	25.00%	25.00%
Income tax provision		¥ 40,970,000		¥ 17,889,000	¥ (29,317,000)
Assessable income		¥ 232,779,000		20,805,000	(69,229,000)
Tax exemptions, Description		Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions. Changsha Country Garden Venice Bilingual School and Changsha Country Garden Venice Kindergarten were entitled to a five year tax exemptions from year January 1, 2013 to December 31, 2017 as they were determined as non-profit organization according to the Financial Bureau and National Taxation Bureau of Changsha. Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business falls within the preferential enterprise income tax ("EIT") catalogue of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation) to August 31, 2017. If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020	Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions. Changsha Country Garden Venice Bilingual School and Changsha Country Garden Venice Kindergarten were entitled to a five year tax exemptions from year January 1, 2013 to December 31, 2017 as they were determined as non-profit organization according to the Financial Bureau and National Taxation Bureau of Changsha. Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business falls within the preferential enterprise income tax ("EIT") catalogue of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation) to August 31, 2017. If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020
Tax loss carry-forward subject to expiration	¥ 150,480,000	¥ 150,480,000		¥ 152,768,000	¥ 198,256,000
Tax loss carry-forward expiration year		2022	2022	2021	2020
Deferred tax assets, valuation allowance	12,283,000	¥ 12,283,000		¥ 11,250,000	¥ 17,479,000	¥ 28,209,000
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability		50.00%	50.00%
Significant uncertain tax positions	0	¥ 0		0	0
Unrecognized tax benefits	¥ 0	0
Increase in income tax expense		¥ 19,967,000		¥ 4,831,000	¥ 1,943,000
Increase in net loss per share basic | ¥ / shares		¥ 0.19		¥ 0.05	¥ 0.02
Foreign Country | State Administration of Taxation, PRC | Zhuhai Bright Scholar
Income Taxes [Line Items]
Corporate income tax rate, Percent	15.00%
Tax exemption period		5 years	5 years
Foreign Country | State Administration of Taxation, PRC | Zhuhai Bright Scholar | Minimum
Income Taxes [Line Items]
Percentage of revenue derived from main business		70.00%	70.00%